COVER PAGE Document	May 07, 2020
COVER PAGE [Abstract]
Written Communications	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
City Area Code	(512)
Entity Address, Address Line One	12212 Technology Blvd.,
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30109
Document Type	8-K/A
Document Period End Date	May 07, 2020
Entity Central Index Key	0001033905
Amendment Flag	true
Entity Registrant Name	LUMINEX CORPORATION
Entity Tax Identification Number	74-2747608
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78727
Local Phone Number	219-8020
Trading Symbol	LMNX
Security Exchange Name	NASDAQ
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Luminex Corporation (the “Company”) on May 13, 2020 (the “Original Form 8-K”), reporting the consummation of the previously announced offering of $260 million aggregate principal amount of 3.00% Convertible Senior Notes (the “Notes”) in a private placement (the “Offering”) and the convertible note hedge and warrant transactions entered into in connection with the Offering. The Original Form 8-K inadvertently reported in the first sentence of Item 1.01 thereof that the issuance of the Notes pursuant to an Indenture, dated May 13, 2020, between the Company and Wilmington Trust National Association (the “Indenture”), occurred on March 13, 2020, rather than the correct date of May 13, 2020. This Amendment amends and restates the first sentence of Item 1.01 of the Original Form 8-K solely to correct the date of the issuance of the Notes. Other than the foregoing correction, no other changes are being made to the Original Form 8-K and the exhibits thereto.